Financial risk management, Accounting Classifications and Fair Values (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1 [member]
Financial assets not measured at fair value [Abstract]
Financial assets		$ 0	$ 0	$ 0
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0	0
Carrying Amount [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		47,694	71,878	74,433
Financial assets not measured at fair value [Abstract]
Financial assets		848,920	873,964	840,825
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(1,939)
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,435,088)	(1,637,468)	(1,857,027)
Carrying Amount [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(575,376)	(572,511)	(726,376)
Carrying Amount [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(546,873)	(679,479)	(969,004)
Carrying Amount [Member] | Loan from Non-related Parties [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities				(5,429)
Carrying Amount [Member] | Trade Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(312,839)	(385,478)	(156,218)
Carrying Amount [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Financial assets not measured at fair value [Abstract]
Financial assets		848,920	873,964	840,825
Carrying Amount [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		23,069	23,953	3,825
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			449	438
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(1,048)
Carrying Amount [Member] | Forward Foreign Exchange Contracts [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0	0
Carrying Amount [Member] | Forward Foreign Exchange Contracts [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0	0
Carrying Amount [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,690	1,512	308
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(891)	(276)	(93)
Carrying Amount [Member] | Forward Freight Agreements [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Forward Freight Agreements [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		22,935	45,964	69,136
Carrying Amount [Member] | Interest Rate Swaps Used for Hedging [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Interest Rate Swaps Used for Hedging [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Interest Rate Caps [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		726
Carrying Amount [Member] | Interest Rate Caps [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		0
Carrying Amount [Member] | Interest Rate Caps [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		0
Carrying Amount [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		23,069	23,953	3,825
Carrying Amount [Member] | Other Investments [Member] | Financial Assets at Amortised Cost [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Other Investments [Member] | FVOCI Equity Instruments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		23,069	23,953	3,825
Carrying Amount [Member] | Loans Receivable from Joint Venture [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		64,133	69,626	74,213
Carrying Amount [Member] | Loans Receivable from Joint Venture [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		64,133	69,626	74,213
Carrying Amount [Member] | Loans Receivable from Joint Venture [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	487,677	568,436	481,507
Carrying Amount [Member] | Trade and Other Receivables, and Prepayments [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	487,677	568,436	481,507
Carrying Amount [Member] | Trade and Other Receivables, and Prepayments [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	0	0	0
Carrying Amount [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		13,542	13,381	4,780
Carrying Amount [Member] | Restricted Cash [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		13,542	13,381	4,780
Carrying Amount [Member] | Restricted Cash [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		195,271	141,621	174,440
Carrying Amount [Member] | Cash at Banks and on Hand [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		195,271	141,621	174,440
Carrying Amount [Member] | Cash at Banks and on Hand [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		88,297	80,900	105,885
Carrying Amount [Member] | Cash Retained in the Commercial Pools [Member] | Financial Assets at Amortised Cost [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		88,297	80,900	105,885
Carrying Amount [Member] | Cash Retained in the Commercial Pools [Member] | FVOCI Equity Instruments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		24,625	47,925	70,608
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			449	438
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,690	1,512	308
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		22,935	45,964	69,136
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Interest Rate Caps [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		726
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Loans Receivable from Joint Venture [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Trade and Other Receivables, and Prepayments [Member]
Financial assets not measured at fair value [Abstract]
Financial assets	[1]	0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Restricted Cash [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Cash at Banks and on Hand [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value Hedging Instruments and Mandatorily at FVTPL - Others [Member] | Cash Retained in the Commercial Pools [Member]
Financial assets not measured at fair value [Abstract]
Financial assets		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(1,939)
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Loan from Non-related Parties [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities				0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Trade Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		0	0	0
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Forward Foreign Exchange Contracts [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(1,048)
Carrying Amount [Member] | Fair Value - Hedges Instruments [Member] | Forward Freight Agreements [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(891)	(276)	(93)
Carrying Amount [Member] | Other Financial Liabilities [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(1,435,088)	(1,637,468)	(1,857,027)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Bank Borrowings [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(575,376)	(572,511)	(726,376)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Sale and Leaseback Liability [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(546,873)	(679,479)	(969,004)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Loan from Non-related Parties [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities				(5,429)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Trade Payables [Member]
Financial liabilities not measured at fair value [Abstract]
Financial liabilities		(312,839)	(385,478)	(156,218)
Carrying Amount [Member] | Other Financial Liabilities [Member] | Forward Foreign Exchange Contracts [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0
Carrying Amount [Member] | Other Financial Liabilities [Member] | Forward Freight Agreements [Member]
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0	0
Fair Value [Member] | Forward Foreign Exchange Contracts [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			449	438
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(1,048)
Fair Value [Member] | Forward Foreign Exchange Contracts [Member] | Level 1 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0
Fair Value [Member] | Forward Foreign Exchange Contracts [Member] | Level 2 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			449	438
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(1,048)
Fair Value [Member] | Forward Foreign Exchange Contracts [Member] | Level 3 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value			0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0
Fair Value [Member] | Forward Freight Agreements [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,690	1,512	308
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(891)	(276)	(93)
Fair Value [Member] | Forward Freight Agreements [Member] | Level 1 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0	0
Fair Value [Member] | Forward Freight Agreements [Member] | Level 2 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		1,690	1,512	308
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		(891)	(276)	(93)
Fair Value [Member] | Forward Freight Agreements [Member] | Level 3 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Financial liabilities measured at fair value [Abstract]
Financial liabilities, at fair value		0	0	0
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		22,935	45,964	69,136
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member] | Level 1 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member] | Level 2 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		22,935	45,964	69,136
Fair Value [Member] | Interest Rate Swaps Used for Hedging [Member] | Level 3 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Fair Value [Member] | Interest Rate Caps [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		726
Fair Value [Member] | Interest Rate Caps [Member] | Level 1 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		0
Fair Value [Member] | Interest Rate Caps [Member] | Level 2 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		726
Fair Value [Member] | Interest Rate Caps [Member] | Level 3 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0		0
Fair Value [Member] | Other Investments [Member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		23,069	23,953	3,825
Fair Value [Member] | Other Investments [Member] | Level 1 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Fair Value [Member] | Other Investments [Member] | Level 2 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		0	0	0
Fair Value [Member] | Other Investments [Member] | Level 3 [member]
Financial assets measured at fair value [Abstract]
Financial assets, at fair value		$ 23,069	$ 23,953	$ 3,825

[1]	Excluding prepayments